COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
Disclosure Of Commitments And Contingencies [Abstract]
Disclosure of commitments and contingent liabilities [text block]
33	COMMITMENTS AND CONTINGENCIES

Legal claim contingencies –

(i)	Madoff Trustee Litigations -

On September 22, 2011, the Trustee for the liquidations of Bernard L. Madoff Investment Securities LLC (BLMIS), and the substantively consolidated state of Bernard L. Madoff (“the Madoff Trustee”) filed a complaint against Credicorp’s subsidiary Atlantic Security Bank (ASB) in U.S. Bankruptcy Court Southern District of New York, for an amount of approximately US$120.0 million (“the Complaint”), equivalent to approximately S/388.9 million, which corresponds to the funds that ASB managed in Atlantic US Blue Chip Fund and that were redeemed between the end of 2004 and the beginning of 2005 from Fairfield Sentry Limited Fund in Liquidation (hereafter “Fairfield”), a fund that invested in BLMIS.

The Complaint further alleges that the Madoff Trustee filed an adversary proceeding against Fairfield, seeking to avoid and recover the initial transfers of money from BLMIS to Fairfield; that on June 7 and 10, 2011, the Bankruptcy Court approved a settlement between the Madoff Trustee, Fairfield and others; and that the Madoff Trustee is entitled to recover the sums sought from ASB as “subsequent transfers” of “avoided transfers” from BLMIS to Fairfield that Fairfield subsequently transferred to ASB. The Madoff Trustee has filed similar actions against other alleged “subsequent transferees” that invested in Fairfield and its sister entities which, in turn, invested in and redeemed funds from BLMIS.

On July 7, 2014, the District Court of New York issued an opinion indicating that the Bankruptcy Laws of the United States are not applicable extraterritorially to permit the recovery of subsequent transfers made outside of the United States, between foreign entities. Furthermore, the District Court returned the case to the Bankruptcy Court, which, on November 22, 2016, issued a verdict establishing that certain subsequent transfers made overseas could not be recovered under the Bankruptcy Laws of the United States and rejected the demands presented by the Trustee of Madoff against the foreign entities; among them, the ASB. On March 16, 2017, the Trustee appealed this decision, additionally seeking that the appeal be heard be heard before the Second Circuit of the Court of Appeal of the United States. On September 27, 2017, the Court of Appeals admitted the hearing of the Trustee’s appeal directly before said Court. On January 10, 2018, the Trustee presented to the Court the written arguments that support his appeal.

Management believes that ASB has valid defense arguments against the Madoff Trustee’s claims alleged in the Complaint and intends to contest these claims vigorously. Management considers, among other substantial defenses, that the Complaint considers only the amounts withdrawn, without taking into account the amounts invested in Fairfield. Furthermore, ASB after redeeming said funds from Fairfield, re-invested them in BLMIS through another vehicle, resulting in a net loss in the funds that ASB managed on behalf of its clients for approximately US$78.0 million (equivalent to approximately S/252.8 million) as of December, 2008.

(ii)	Fairfield Liquidator Litigation -

On April 13, 2012, Fairfield and its representative, Kenneth Krys (the “Fairfield Liquidator”), filed an adversary proceeding against ASB pursuant to Chapter 15 of the U.S. Bankruptcy Code, in the U.S Bankruptcy Court for the Southern District of New York, styled as Fairfield Sentry Limited (In Liquidation) v. Atlantic Security Bank, Adv. Pro. N° 12-01550 (BRL) (Bankr. S.D.N.Y.) (“Fairfield v. ASB Adversary Proceeding”). The complaint sought to recover the amount of approximately US$115.0 million, reflecting ASB’s redemptions of certain investments in Fairfield Sentry Limited, together with investment returns thereon. These are essentially the same moneys that the Madoff Trustee seeks to recover in the Madoff Litigation described above.

Thereafter, the Fairfield v. ASB Adversary Proceeding was procedurally consolidated by the Bankruptcy Court with other adversary actions by the Fairfield Liquidator against former investors in Fairfield Sentry. Pursuant to that consolidation, and by consent of the parties, the Bankruptcy Court decreed the suspension of all proceedings in the Fairfield Liquidator adversary actions (except for the filing of amended complaints) in the light of the pending litigation in the British Virgin Island courts (BVI litigation) calling into question the Fairfield Liquidator’s ability to seek recovery of funds invested with and redeemed from Fairfield Sentry. This suspension has been lifted, and on September 18, 2016, the Fairfield Liquidator filed a New Complaint (the modified original Complaint) against ASB. On January 13, 2017, ASB has presented, together with other defendants, a procedural motion/defense for the Complaint to be dismissed. On January 25, 2018, a hearing was held in which the parties have orally presented their arguments in support of each of their positions

Management considers that ASB has substantial defenses against the Fairfield Liquidator’s claims alleged in the Amended Complaint and intends to contest these claims vigorously.